As filed with the Securities and Exchange Commission
                               on August 24, 1999
                      Registration No. 333-74295; 811-09253

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C. 20549
                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [_]

                      Post-Effective Amendment No. 3 [X]

                                       And

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [_]

                               Amendment No. 4  [X]

                          ------------------------

                             WELLS FARGO FUNDS TRUST
         (Exact Name of Registrant as specified in Certificate of Trust)
                                111 Center Street
                           Little Rock, Arkansas 72201
          (Address of Principal Executive Offices, including Zip Code)
                         --------------------------

       Registrant's Telephone Number, including Area Code: (800) 643-9691
                              Richard H. Blank, Jr.
                                c/o Stephens Inc.
                                111 Center Street
                           Little Rock, Arkansas 72201
                     (Name and Address of Agent for Service)
                                 With a copy to:
                             Robert M. Kurucza, Esq.
                             Marco E. Adelfio, Esq.
                             Morrison & Foerster LLP
                          2000 Pennsylvania Ave., N.W.
                             Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box):

[_] Immediately upon filing pursuant to Rule 485(b), or

[_] 60 Days after filing pursuant to Rule 485(a)(1), or

[X] on September 10, 1999, pursuant to Rule 485(b)

[_] on _________ pursuant to Rule 485(a)(1)

[_] 75 days after filing pursuant to Rule 485(a)(2), or

[_] on _________ pursuant to Rule 485(a)(2)

If appropriate, check the following box:

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                EXPLANATORY NOTE

         This Post-Effective Amendment No. 3 to the Registration Wells Fargo Funds Trust (the "Trust") hereby incorporates by reference all of the information set forth in Parts A and B of Post-Effective Amendment No. 2 under the Securities Act of 1933 and Amendment No. 3 under the Investment Company Act of 1940, which was filed on June 10, 1999. The purpose of this Post-Effective Amendment is to delay the effectiveness of Post-Effective Amendment No. 2 until September 10, 1999.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized in the City of Little Rock, State of Arkansas on the 24th day of August, 1999.

                                            WELLS FARGO FUNDS TRUST

                                            By    /s/ Richard H. Blank, Jr.
                                                   Richard H. Blank, Jr.
                                                  Secretary and Treasurer
                                                  (Principal Financial Officer)

         Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated:

     Signature                                    Title              Date

                *                                 Trustee
     Robert C. Brown

                *                                 Trustee
     Donald H. Burkhardt

                *                                 Trustee
     Jack S. Euphrat

                *                                 Trustee
     Thomas S. Goho

                *                                 Trustee
     Peter G. Gordon

                *                                 Trustee
     W. Rodney Hughes

                *                                 Trustee
     Richard M. Leach

                *                                 Trustee
     J. Tucker Morse

                *                                 Trustee
     Timothy J. Penny

 /s/ Richard H. Blank, Jr.                   Secretary and Treasurer    8/24/99
     Richard H. Blank, Jr.                  (Principal Financial Officer)
     As Attorney-in-Fact
     August 24, 1999

                                   SIGNATURES

         Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized in the City of Little Rock, State of Arkansas on the 24th day of August, 1999.

                                            WELLS FARGO CORE TRUST

                                            By    /s/ Richard H. Blank, Jr.
                                                  Richard H. Blank, Jr.
                                                  Secretary and Treasurer
                                                  (Principal Financial Officer)

         Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated:

Signature                                    Title                   Date

                *                            Trustee
(Robert C. Brown)

 /s/ Richard H. Blank, Jr.                   Secretary and Treasurer    8/24/99
Richard H. Blank, Jr.                        (Principal Financial Officer)

                *                            Trustee
(Jack S. Euphrat)

                *                            Trustee
(Thomas S. Goho)

                *                            Trustee
(W. Rodney Hughes)

                *                            Trustee
(J. Tucker Morse)

                *                            Trustee
(Donald H. Burkhardt)

                *                            Trustee
(Richard M. Leach)

                *                            Trustee
(Timothy J. Penny)

By  /s/ Richard H. Blank, Jr.                                          8/24/99
     Richard H. Blank, Jr.
     As Attorney-in-Fact
     August 24, 1999

                      [MORRISON & FOERSTER LLP LETTERHEAD]






                                                             August 24, 1999

                                                    Writer's Direct Dial Number
                                                           (202) 887-1537
VIA EDGAR

Securities & Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

              Re:    Wells Fargo Funds Trust
                     SEC File Nos. 333-74295; 811-09253

Ladies/Gentlemen:

         In connection with the registration of Wells Fargo Funds Trust (the "Trust") as an investment company under the Investment Company Act of 1940 (the "1940 Act"), and the issuance of shares by it under the Securities Act of 1933 (the "1933 Act"), we are transmitting herewith Post-Effective Amendment No. 3 under the 1933 Act and Amendment No. 4 under the 1940 Act to the Trust's Registration Statement on Form N-1A pursuant to Rule 485(b).

         This Post-Effective Amendment to the Registration Statement of the Trust hereby incorporates by reference all of the information set forth in Parts A and B of Post-Effective Amendment No. 2 under the Securities Act of 1933 and Amendment No. 3 under the Investment Company Act of 1940, which was filed on June 10, 1998. The purpose of this Post-Effective Amendment is to delay the effectiveness of Post-Effective Amendment No. 2 until September 10, 1999.

         This firm represented the Trust in connection with the preparation of the above-referenced Post-Effective Amendment. In accordance with the provisions of paragraph (b) of Rule 485, we are not aware of any disclosures that would render it ineligible to become effective under paragraph (b) of Rule 485.

         If you have any questions or comments, please contact the undersigned at the number set forth above, or Marco E. Adelfio at (202) 887-1530.

                                                     Sincerely,

                                                     /s/ Janis E. Fonda

                                                     Janis E. Fonda